Significant transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Significant transactions
Significant transactions

Note 3. Significant transactions

Easterly Acquisition Corp.

On November 5, 2018, the Company completed the transactions contemplated by its previously announced definitive Agreement and Plan of Merger (“Merger Agreement”). Under the terms of the Merger Agreement, Easterly Acquisition Corp. (“Easterly”) merged with Sirius Acquisitions Holding Company III and became a wholly-owned subsidiary of the Company (the “Merger”). Upon the closing of the Merger, Easterly’s common stock was exchanged for the Company’s common shares at an exchange ratio (the “Exchange Ratio”) calculated as (i) the amount of cash per public share of Easterly common stock in Easterly’s trust account (the “Trust Account”) immediately prior to the closing of the Merger divided by (ii) (x) 1.05 multiplied by (y) Sirius Group’s adjusted diluted book value per common share as of September 30, 2018 (“Sirius Group September 30 Adjusted DBVPS”). Based on the Sirius Group September 30 Adjusted DBVPS, estimated as of September 30, 2018, and funds in the Trust Account on November 5, 2018, the Exchange Ratio was equal to 0.609. Following the Merger, the Company’s common shares are traded on the Nasdaq Global Select Market under the symbol “SG.”

Easterly held a special meeting of Easterly stockholders on November 2, 2018 to approve the completion of the transactions contemplated by the Merger Agreement. Easterly Acquisition Sponsor, LLC (the “Sponsor”) and Easterly’s other stockholders approved each of the proposals presented at the special meeting. After the special meeting, but prior to the consummation of the Merger, certain Easterly public stockholders exercised their redemption rights as provided for by Easterly’s charter. In total, there were $109.7 million of redemptions by Easterly public stockholders, which decreased the amount of cash in the Trust Account available for general corporate purposes following the Merger. After the redemption of shares held by Easterly’s public stockholders, there was $39.3 million in the Trust Account. This resulted in the issuance of 2,280,241 shares to Easterly public stockholders.

Pursuant to the letter agreement among Easterly, the Sponsor and the Company (the “Sponsor Letter”), the private placement warrants issued to the Sponsor at the closing of the Merger were cancelled. Pursuant to the Merger Agreement, each issued and outstanding public warrant was converted into a warrant exercisable for Company common shares. The number of Company common shares subject to converted warrants was equal to the number of shares of Easterly common stock subject to each Easterly warrant immediately prior to the closing of the Merger multiplied by the Exchange Ratio, and each converted warrant had an exercise price per Company common share equal to the exercise price per share of Easterly common stock subject to such Easterly warrant immediately prior to the closing of the Merger divided by the Exchange Ratio. This resulted in the issuance of 6,088,535 converted warrants.

In connection with the closing of the Merger, the Company completed a private placement of Series B preference shares and common shares at a price per share equal to (i) 1.05 multiplied by (ii) the Sirius Group September 30 Adjusted DBVPS, or $17.22447 (the "Sirius Group Private Placement"). Affiliated funds of Gallatin Point Capital, The Carlyle Group, Centerbridge Partners, L.P. and Bain Capital Credit (the "Preference Share Investors") purchased 11,901,670 Series B preference shares for $205.0 million in the Sirius Group Private Placement.  Certain of the Preference Share Investors, together with certain employees, directors and “friends & family” of the Company purchased 1,225,954 common shares for $21.1 million in the Sirius Group Private Placement. In addition, the Preference Share Investors received 5,418,434 warrants that are exercisable for a period of five years after the Merger at a strike price equal to 125% of the per share purchase price, or $21.53.

Gross proceeds of the Sirius Group Private Placement, together with cash in the Easterly Trust Account assumed by Sirius Group upon the closing of the Merger aggregated to $268.0 million.

Common shares redemption agreement

In connection with the Merger, the Company and CM Bermuda Ltd. (“CM Bermuda”), the sole holder of the Company’s common shares prior to the Merger, entered into a Redemption Agreement, dated November 2, 2018 (the “CM Bermuda Redemption Agreement”), pursuant to which, effective as of the closing of the Merger, the Company redeemed 9,519,280 of the Company’s common shares at a price per share equal to $17.22447, the payment for which will be funded from cash to be distributed by Sirius Bermuda Insurance Company Ltd. (“Sirius Bermuda”) (not out of the funds released from the Trust Account in connection with the consummation of the Merger) and paid in cash by or on behalf of the Company no later than November 16, 2018.

Also in connection with the Merger, promptly after the filing of this Quarterly Report on Form 10-Q, the Company will complete a post-closing adjustment that can be settled either in cash or common shares issued to or returned by CM Bermuda. Based on the reported book value per share of $16.44 as of September 30, 2018, pursuant to the Merger Agreement, CM Bermuda is entitled to $1.6 million, payable in cash or in the Company’s common shares.

Sirius Group expects to incur certain direct costs associated with the Merger of $7.0 million. These costs will be charged to Additional paid-in surplus.

Series A preference shares redemption agreement

In connection with the Merger, the Company, IMG Acquisition Holdings, LLC (“IMGAH”) and Sirius Acquisitions Holding Company II completed the transactions contemplated by its previously announced Redemption Agreement and the Company redeemed all of the outstanding Series A redeemable preference shares, which were held by IMGAH, for $95.0 million in cash.  Effective as of the completion of the redemption, the parties terminated the registration rights agreement and the shareholder’s agreement between the Company and IMGAH.  In addition, the parties agreed that any remaining contingent consideration in respect of the IMG acquisition will be paid in cash, not in Series A redeemable preference shares, following the redemption, as previously contemplated in the agreement in respect of the IMG acquisition. On November 8, 2018, the Company paid $3.5 million to IMGAH for the contingent payment for the 2017 calendar year.

WRM America Indemnity Company, Inc.

On August 16, 2018, Sirius Group acquired 100% ownership of WRM America Indemnity Company, Inc. (“WRM America”) from WRM America Indemnity Holding Company, LLC for $16.9 million in cash. WRM America is a New York-domiciled insurer with a run-off book of business mainly comprised of general liability, educator’s legal liability, automobile liability and physical damage, property and excess catastrophe liability. As part of the purchase of WRM America, Sirius Group acquired $3.1 million of indefinite lived intangible assets related to insurance licenses.

IMG

On May 26, 2017, Sirius Group acquired 100% ownership of IMG and its subsidiaries, a leading provider of global travel medical insurance products and assistance services. The purchase of IMG was undertaken to expand on Sirius Group’s existing Global Accident and Health (“Global A&H”) platform and to accelerate the growth strategy of the Global A&H international insurance business, to add service fee revenues to Sirius Group’s existing risk-transfer based insurance revenues, and to gain access to IMG’s distribution networks and client base. Total consideration consisted of $250.8 million of cash, $100.0 million of Series A redeemable preference shares that were convertible into common shares, and up to $50.0 million of contingent consideration (the “IMG Earnout”) that was originally payable in Series A redeemable preference shares, which was stated as $43.1 million at fair value at the acquisition date, resulting in a total enterprise value of $393.9 million. Sirius Group assumed certain IMG debt of $129.5 million, reducing its cash consideration by that amount and resulting in a total equity consideration of $264.4 million.

At September 30, 2018 and December 31, 2017, the IMG Earnout was measured at a fair value of $29.5 million and is reflected within Other liabilities.

For further information regarding the acquisition of IMG, please refer to “Note 3. Significant transactions”, included within the Company’s Audited Consolidated Financial Statements and the related notes for the year ended December 31, 2017.

Armada

On April 3, 2017, Sirius Group acquired 100% of Armada and its subsidiaries from Armada Enterprises LLC (“Seller”).  Armada is an insurance services and health care technology business that creates specialty employee benefit products and serves to strengthen health care coverage and access. The purchase of Armada was undertaken to expand and accelerate the growth of Sirius Group’s Global A&H platform in the United States, to diversify Sirius Group’s revenues to include fee based revenues, and to gain access to Armada’s distribution networks. Total consideration for the acquisition consisted of (1) the purchase of 50% of Armada by Sirius Group for $123.4 million, and (2) the redemption by Armada of the remaining 50% held by Seller for a redemption price based on a three-year contingent earn-out mechanism that could result in an additional payment to Seller of up to $125.0 million (the “Armada Earnout”), with fair value of $79.1 million at acquisition date, resulting in a total enterprise value of $202.5 million.

At September 30, 2018 and December 31, 2017, the Armada Earnout was remeasured at a fair value of $12.4 million and $13.3 million, respectively, and is reflected within Other liabilities.

For further information regarding the acquisition of Armada, please refer to “Note 3. Significant transactions”, included within the Company’s Audited Consolidated Financial Statements and the related notes for the year ended December 31, 2017.

Note 3. Significant transactions

The following are Sirius Group’s significant transactions for the years ended December 31, 2017, 2016, and 2015:

•

On September 14, 2017, Sirius Group entered into a definitive agreement to purchase 4.9% (“Initial Phoenix Shares”) of The Phoenix Holdings, Ltd. (“The Phoenix”) from Delek Group Ltd. (“Delek Group”) for New Israeli Shekel (“NIS”) 208 million in cash (or $58.8 million on date of purchase). As part of the agreement, Sirius Group purchased the Initial Phoenix Shares on September 19, 2017, and submitted an application to the Israeli Commissioner of Capital Markets, Insurance and Savings (the “Israeli Commissioner of Insurance”) for a permit to control The Phoenix. Sirius Group had an exclusivity period expiring November 23, 2017 to conduct due diligence, during which time Sirius Group exercised the option to purchase all of Delek Group’s remaining shares in The Phoenix (approximately 47.4%) for an additional sum of NIS 2.3 billion in cash (or $663.1 million using the December 31, 2017 NIS to USD conversion rate), subject to certain adjustments for interest and earnings. In January 2018, The Phoenix issued an additional 5.249 million shares, which changed the Company’s ownership percentage to 4.85% and the Delek Group ownership percentage to 46.24%. At December 31, 2017, Sirius Group was awaiting regulatory approval from the Israeli Commissioner of Insurance, the Israel Securities Authority, the Tel Aviv Stock Exchange, and the Israel Antitrust Commissioner in connection with the proposed change in control of The Phoenix. At December 31, 2017, the investment in The Phoenix was included in Equity securities, at fair value at $67.3 million. The exercised call option to purchase the 46.24% of outstanding shares is valued at a cost of $4.5 million and is included in Other assets. (See Note 25.)

•

On May 26, 2017, Sirius Group acquired 100% ownership of IMG and its subsidiaries, a leading provider of global travel medical insurance products and assistance services. The purchase of IMG was undertaken to expand on Sirius Group’s existing Global Accident and Health (“Global A&H”) platform and to accelerate the growth strategy of the Global A&H international insurance business, to add service fee revenues to Sirius Group’s existing risk‑transfer based insurance revenues, and to gain access to IMG’s distribution networks and client base. Total consideration consisted of $250.8 million of cash, $100.0 million of Series A redeemable preference shares that are convertible into common shares (as explained further below), and up to $50.0 million of contingent consideration (“IMG Earnout”), payable in Series A redeemable preference shares, which was stated as $43.1 million at fair value at acquisition date, resulting in a total enterprise value of $393.9 million. Sirius Group assumed certain IMG debt of $129.5 million (“Debt Assumption”), reducing its cash consideration by that amount and resulting in a total equity consideration of $264.4 million. Concurrently with the transaction, IMG’s subsidiary International Medical Group—Stop‑Loss, Inc. (“IMG—Stop Loss”) was sold to Certus Management Group, Inc. (“Certus”). (See Note 22.) As part of the sale of IMG—Stop Loss, Sirius Group issued a secured promissory note of $9.0 million to Certus.

The following table summarizes the fair value of net assets acquired and allocation of purchase price of IMG, measured as of the acquisition date:

	Total	Useful Life
	(Millions)
Purchase price
Cash paid	$250.8
Series A redeemable preference shares	100.0
Contingent consideration	43.1
Total enterprise value	393.9
Less: Debt assumed	(129.5)
Total purchase price (a)	$264.4
Assets acquired
Total investments	$41.0
Cash	10.5
Accrued investment income	0.2
Insurance and reinsurance premiums receivable	1.6
Deferred acquisition costs	2.9
Other assets	12.9
Intangible asset—distribution relationships	91.0	13.0	years
Intangible asset—customer relationships	17.0	12.5	years
Intangible asset—trade names	27.0
Intangible asset—technology	10.0	5.0	years
Total assets acquired	214.1
Liabilities assumed
Loss and loss adjustment expense reserves	14.3
Unearned insurance and reinsurance premiums	9.8
Deferred tax liability	55.9
Debt	129.5
Other liabilities	18.2
Total liabilities assumed	227.7
Net assets acquired (b)	(13.6)
Goodwill (a)-(b)	$278.0

The goodwill balance is primarily attributed to IMG’s assembled workforce and access to the supplemental healthcare and medical travel insurance market. None of the goodwill recognized is expected to be deductible for income tax purposes. The IMG Earnout is payable if earnings before interest expense, taxes, depreciation and amortization (“EBITDA”) of IMG exceed amounts defined in the purchase agreement for each year during the three year period ending December 31, 2019. At December 31, 2017 the IMG Earnout liability was remeasured at a fair value of $29.5 million and is reflected within Other liabilities. As a result of the remeasurement of the IMG Earnout, Sirius Group recorded a $13.6 million gain in Gain on revaluation of contingent consideration in 2017.

During 2017, Sirius Group obtained $152.2 million, or 11%, of its gross written premiums through IMG. During 2016 and 2015, Sirius Group received 14% and 15% of its gross written premiums through IMG, respectively.

During 2017, IMG’s revenues and net income after acquisition, inclusive of intangible asset amortization expenses, were $79.6 million and $13.3 million, respectively.

Series A Redeemable Preference Shares

As a part of the IMG acquisition, Sirius Group issued Series A redeemable preference shares, with 150,000 shares authorized and 100,000 issued at issuance date, with liquidation preference of $1,000 per preference share (“Liquidation Preference”). Up to 50,000 Series A redeemable preference shares are available pursuant to the IMG Earnout. The Series A redeemable preference shares participate in dividends on an as‑converted basis with common shares and other shares junior to the Series A redeemable preference shares (“Special Dividends”) and, provided that a sale or merger of Sirius Group where the surviving entity is a publicly traded entity or a qualified public offering of Sirius Group on certain named stock exchanges (“Liquidity Event”), has not occurred on the three-year anniversary of May 26, 2017 (“Initial Issue Date”), will receive cumulative dividends at 10% of the Liquidation Preference, compounded quarterly prospectively and in arrears (as if dividends were accruing and compounding as of the Initial Issue Date) (“Fixed Dividends”). The Series A redeemable preference shares will, per the automatic conversion feature, automatically convert into common shares, upon (i) the occurrence of a Liquidity Event, (ii) the five-year anniversary of the Initial Issue Date or (iii) a change of control (each a “Triggering Event”). Additionally, the holder has the option, per the optional redemption feature, to redeem for the Liquidation Preference plus accrued and unpaid dividends upon either (x) the occurrence of a change of control or (y) the five-year anniversary of the Initial Issue Date, provided a Liquidity Event or change of control has not occurred prior to such time. As a result of the automatic conversion feature and optional redemption feature of the Initial Issue Date, the Series A redeemable preference shares will either be converted into common shares or redeemed upon the fifth anniversary (or a change of control if earlier) and if a Liquidity Event has not occurred prior to such time. Beginning on the six-year anniversary of the Initial Issue Date, the Series A redeemable preference shares that do convert into common shares, pursuant to the conversion feature, (“Conversion Shares”) are redeemable, at the option of the holder, at the fair market value of such Conversion Shares at such time.

The redemption value for the Series A redeemable preference shares is equal to the Liquidation Preference plus all accrued dividends. In substance, these dividends are payable to the holder from the Initial Issue Date unless a Liquidity Event occurs prior to the third‑year anniversary of the Initial Issue Date. As the occurrence of a Liquidity Event is not considered probable, Sirius Group includes the 10% Fixed Dividends accrued in the redemption value at the reporting date. The Company will include Special Dividends in the redemption value to the extent they are declared and unpaid. Increases in the carrying amount of the Series A redeemable preference shares are charged against Net (loss) income attributable to Sirius Group’s common shareholder.

The Liquidation Preference of the Series A redeemable preference shares are reflected as Mezzanine equity in the balance sheet. It is not subject to fair value or remeasurement, except for accrued dividends. At December 31, 2017, the Series A redeemable preference shares are carried at $106.1 million.

Supplemental Pro Forma Information

The following table presents unaudited pro forma consolidated information for the years ended December 31, 2017 and 2016 and assumes the IMG acquisition occurred on January 1, 2016. The pro forma financial information is presented for informational purposes only and does not necessarily reflect the results that would have occurred had the acquisition taken place on January 1, 2016, nor is it necessarily indicative of future results. It does not consider the impact of possible revenue enhancements, expense efficiencies, or synergies that may result from the acquisition of IMG.

	Unaudited Pro Forma
	for the Year Ended
	December 31,
	2017	2016
	(Millions)
Total revenues	$1,176.8	$1,096.0
Net income	$(173.2)	$(4.6)

•

On April 3, 2017, Sirius Group purchased 100% of Armada and its subsidiaries from Armada Enterprises LLC (“Seller”).  Armada is an insurance services and health care technology business that creates specialty employee benefit products and serves to strengthen health care coverage and access. The purchase of Armada was undertaken to expand and accelerate the growth of Sirius Group’s Global A&H platform in the United States, to diversify Sirius Group’s revenues to include fee based revenues, and to gain access to Armada’s distribution networks. Total consideration for the acquisition consisted of (1) the purchase of 50% of Armada by Sirius Group for $123.4 million, and (2) the redemption by Armada of the remaining 50% held by Seller for a redemption price based on a three year contingent earn-out mechanism that could result in an additional payment to Seller of up to $125.0 million (“Armada Earnout”), with fair value of $79.1 million at acquisition date, resulting in a total enterprise value of $202.5 million.

The following table summarizes the fair value of net assets acquired and allocation of purchase price of Armada, measured as of the acquisition date:

	Total	Useful Life
	(Millions)
Purchase price
Cash paid	$123.4
Contingent consideration	79.1
Total purchase price (a)	$202.5
Assets acquired
Restricted cash	$10.4
Other assets	1.2
Intangible asset—distribution relationships	60.0	22.5	years
Intangible asset—trade name	16.0	7.5	years
Intangible asset—technology	5.5	9.0	years
Total assets acquired	93.1
Liabilities assumed
Other liabilities	13.3
Total liabilities assumed	13.3
Net assets acquired (b)	79.8
Goodwill (a)-(b)	$122.7

The goodwill balance is primarily attributed to Armada’s assembled workforce and access to the supplemental healthcare insurance market, and additional synergies to be realized in the future. The goodwill recognized is expected to be deductible for income tax purposes in the future. The contingent consideration is payable if EBITDA of Armada exceeds amounts defined in the redemption agreement. The Armada Earnout can be settled in the Company’s common shares, subject to certain criteria. The Armada Earnout is subject to fair value and quarterly measurement, which is a component of net income each period and reflected in Gain on revaluation of contingent consideration. In December 2017, the Company settled approximately 82% of the Armada Earnout with the Seller for $30.6 million. The remaining Armada Earnout liability was remeasured at a fair value of $13.3 million and is reflected in Other liabilities. As a result of the settlement and remeasurement of the Armada Earnout, Sirius Group recorded a $35.2 million gain in Gain on revaluation of contingent consideration in 2017.

During 2017, Armada’s revenues and net income after acquisitions, inclusive of intangible asset amortization expenses, were $24.7 million and $9.7 million, respectively.

Supplemental Pro Forma Information

The following table presents unaudited pro forma consolidated information for the years ended December 31, 2017 and 2016 and assumes the Armada acquisition occurred on January 1, 2016. The pro forma financial information is presented for informational purposes only and does not necessarily reflect the results that would have occurred had the acquisition taken place on January 1, 2016, nor is it necessarily indicative of future results. It does not consider the impact of possible revenue enhancements, expense efficiencies, or synergies that may result from the acquisition of Armada.

	Unaudited Pro Forma
	for the Year Ended
	December 31,
	2017	2016
	(Millions)
Total revenues	$1,144.6	$1,032.6
Net income	$(155.1)	$45.9

•

On May 17, 2016, Sirius Global Solutions Holding Company (“Sirius Global Solutions”) and Florida Specialty Insurance Company partnered to form Florida Specialty Acquisition LLC (“FSA”). Sirius Global Solutions provided $15.8 million to acquire 100% of FSA’s common shares. FSA acquired Mount Beacon Holdings, LLC and its subsidiaries including Mount Beacon Insurance Company (“Mount Beacon”).

•

On April 18, 2016, Sirius Group sold its investment in OneBeacon Insurance Group, Ltd. (“OneBeacon”) at fair value to White Mountains Insurance Company (“White Mountains” or “former parent”) for proceeds of $178.3 million in connection with the sale of Sirius Group to CMIG International Holding Pte. Ltd (“CMIG International”) and recorded $22.1 million of Additional paid‑in surplus for the excess of fair value over the equity method carrying value of OneBeacon. (See Note 20.).

•	On April 18, 2016, Sirius Global Solutions sold Ashmere Insurance Company to White Mountains for proceeds of $18.5 million in connection of the sale of Sirius Group by White Mountains.
•	On February 1, 2016, Sirius Group sold its investment in Symetra Financial Corporation (“Symetra”) for proceeds of $559.8 million, or $32.00 per share. (See Note 20.)
•	On September 24, 2015, Sirius Global Solutions completed the sale of Woodridge Insurance Company to Sojourner Holding Co., which resulted in a gain of $1.0 million recorded in Other revenue.